Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable Disclosure [Abstract]
ACCOUNTS RECEIVABLE
Note 4-	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020

Accounts receivable	$149,510	$224,097	$-
Accounts receivable-related party	-	133,909	-
Less: Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$149,510	$358,006	$-

Bad debt expense charged to operations was $0 for the years ended December 31, 2022 and 2021, and the period from May 4, 2020 to December 31, 2020.

Refer to Note 7 (1) - Sales of Cordyceps to Related Party for accounts receivable of related party.